Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax Expense

	2020	2019	2018
	RMB	RMB	RMB
Current taxes	14,922	32,714	34,983
Deferred taxes (Note 31)	7,666	3,485	7,807

	22,588	36,199	42,790

Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group as follows:

	2020	2019	2018
	RMB	RMB	RMB
Profit before income tax expense	56,073	103,214	116,770

Tax calculated at a tax rate of 25%	14,018	25,804	29,193
Tax return true-up	256	691	554
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	1,522	6,112	4,414
Effect of preferential tax rate	(1,312)	(5,529)	(3,855)
Tax effect of income not subject to tax	(3,612)	(3,767)	(3,278)
Tax effect of expenses not deductible for tax purposes	5,455	4,479	8,278
Tax effect of temporary differences and losses unrecognized as deferred tax assets	6,261	8,409	7,484

Income tax expense	22,588	36,199	42,790